Earnings per share - Calculation of Basic and Diluted EPS (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Earnings per share [abstract]
Weighted average shares used in basic EPS calculation		1,223.0	1,250.0		1,247.8
EPS		£ (2.427)	£ 0.685	[1]	£ 0.661	[1]
Weighted average shares used in diluted EPS calculation		1,236.0	1,260.6		1,261.2
Diluted EPS		£ (2.427)	£ 0.679	[1]	£ 0.654	[1]
Continuing Operation [member]
Earnings per share [abstract]
Earnings		£ (2,973.8)	£ 860.1	[2]	£ 698.2	[2]
Weighted average shares used in basic EPS calculation		1,223.0	1,250.0	[2]	1,247.8	[2]
EPS		£ (2.432)	£ 0.688	[2]	£ 0.560	[2]
Diluted earnings		£ (2,973.8)	£ 860.1	[2]	£ 698.2	[2]
Weighted average shares used in diluted EPS calculation	[3]	1,223.0	1,260.6	[2]	1,261.2	[2]
Diluted EPS		£ (2.432)	£ 0.682	[2]	£ 0.554	[2]
Discontinued operations [member]
Earnings per share [abstract]
Earnings		£ 6.5	£ (3.8)		£ 126.4
Weighted average shares used in basic EPS calculation		1,223.0	1,250.0		1,247.8
EPS		£ 0.005	£ (0.003)		£ 0.101
Diluted earnings		£ 6.5	£ (3.8)		£ 126.4
Weighted average shares used in diluted EPS calculation	[3]	1,223.0	1,260.6		1,261.2
Diluted EPS		£ 0.005	£ (0.003)		£ 0.100
Continuing and discontinued operations [member]
Earnings per share [abstract]
Earnings		£ (2,967.3)	£ 856.3	[2]	£ 824.6	[2]
Weighted average shares used in basic EPS calculation		1,223.0	1,250.0	[2]	1,247.8	[2]
EPS		£ (2.427)	£ 0.685	[2]	£ 0.661	[2]
Diluted earnings		£ (2,967.3)	£ 856.3	[2]	£ 824.6	[2]
Weighted average shares used in diluted EPS calculation	[3]	1,223.0	1,260.6	[2]	1,261.2	[2]
Diluted EPS		£ (2.427)	£ 0.679	[2]	£ 0.654	[2]

[1]	Figures have been restated as described in the accounting policies.
[2]	Earnings figures have been restated as described in the accounting policies.
[3]	The weighted average shares used in the basic EPS calculation for 2020 has also been used for diluted EPS due to the anti-dilutive effect of the weighted average shares calculated for the diluted EPS calculation.